Note 8 - Industry Segment Data - Segment Information (Details) - USD ($)	3 Months Ended								12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2018	Mar. 31, 2017
Net sales	$ 43,962,778	$ 28,033,521	$ 26,077,710	$ 23,083,269	$ 21,056,040	$ 15,988,745	$ 18,317,506	$ 22,393,764	$ 121,157,278	$ 77,756,055
Operating profit (loss)									4,042,394	(4,209,821)
Interest expense									(27,846)
Interest and other income									24,900	59,005
TOTAL EARNINGS (LOSS) BEFORE INCOME TAXES									4,067,294	(4,150,816)
Identifiable assets	74,363,205				63,263,297				74,363,205	63,263,297
Depreciation, Total									1,356,347	1,594,406
Capital expenditures									349,184	799,331
Operating Segments [Member]
Operating profit (loss)									6,050,364	(2,208,179)
Identifiable assets	70,078,792				59,131,590				70,078,792	59,131,590
Operating Segments [Member] | Coil [Member]
Net sales									90,132,804	64,641,805
Operating profit (loss)									4,026,329	(770,091)
Identifiable assets	27,068,602				21,832,790				27,068,602	21,832,790
Depreciation, Total									570,819	1,208,446
Capital expenditures									35,720	75,889
Operating Segments [Member] | Tubular [Member]
Net sales									31,024,474	13,114,250
Operating profit (loss)									2,024,035	(1,438,088)
Identifiable assets	43,010,190				37,298,800				43,010,190	37,298,800
Depreciation, Total									779,590	378,077
Capital expenditures									306,310	715,973
Corporate, Non-Segment [Member]
General corporate expenses									(1,980,124)	(2,001,642)
Identifiable assets	$ 4,284,413				$ 4,131,707				4,284,413	4,131,707
Depreciation, Total									5,938	7,883
Capital expenditures									$ 7,154	$ 7,469